Equity-Accounted Investees and Joint Business	12 Months Ended
Dec. 31, 2024
Equity-Accounted Investees and Joint Business
Equity-Accounted Investees and Joint Business

(10)Equity-Accounted Investees and Joint Business

Details of this caption in the consolidated balance sheet at 31 December 2024 and 2023 are as follows:

		Thousands of Euros		Thousands of Euros
	% ownership (*)	31/12/2024	% ownership (*)	31/12/2023 (')
Shanghai RAAS Blood Products Co., Ltd.	—%	—	6.58%	361,394
Grifols Egypt Plasma Derivatives	49.00%	63,063	49.00%	46,263
BioDarou P.J.S. Co.	49.00%	5,933	49.00%	11,265
Total equity accounted investees with similar activity to that of the Group		68,996		418,922
Mecwins, S.A.	—%	—	24.59%	2,841
Total of the rest of equity accounted investees		—		2,841

Total equity-accounted investees		68,996		421,763

(*) This percentage also refers to the voting interest.

(‘) Restated figures (Note 2.d.)

Movement in the investments in equity-accounted investees for the year ended 31 December 2024 is as follows:

	Thousands of Euros
	2024
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
	Shanghai
	RAAS Blood	Grifols Egypt
	Products Co.,	Plasma	BioDarou P.J.S.		Mecwins,
	Ltd.	Derivatives	Co.	Total	S.A.	Total	Total
Balance at 1 January (*)	361,394	46,263	11,265	418,922	2,841	2,841	421,763

Acquisitions	—	40,250	—	40,250	—	—	40,250
Share of profit / (losses)	12,595	333	(4,388)	8,540	—	—	8,540
Share of other comprehensive income / translation differences	435	(23,783)	4,882	(18,466)	—	—	(18,466)
Collected dividends	(6,724)	—	—	(6,724)	—	—	(6,724)
Impairment loss	—	—	(5,826)	(5,826)	—	—	(5,826)
Transfers	(367,700)	—	—	(367,700)	(2,841)	(2,841)	(370,541)
Balance at 31 December	—	63,063	5,933	68,996	—	—	68,996

(*) Restated figures (Note 2.d.)

Additionally, as a result of the sale of SRAAS (note 12), an operating profit of Euros 34,090 thousand has been generated, which has been recorded under the heading ‘Profit of equity accounted investees with similar activity to that of the Group’ in the attached Consolidated Statements of Profit and Loss.

Movement in the investments in equity-accounted investees for the year ended 31 December 2023 is as follows:

	2023
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
	Shanghai RAAS	Grifols Egypt			Albajuna
	Blood Products	Plasma	BioDarou		Therapeutics,
	Co., Ltd.	Derivatives	P.J.S. Co.	Total	S.L.	Mecwins, S.A.	Total	Total
Balance at 1 January (*)	1,453,210	36,111	5,051	1,494,372	622	2,965	3,587	1,497,959

Acquisitions	—	20,342	—	20,342	—	—	—	20,342
Share of profit / (losses)	61,979	(1,025)	2,786	63,740	(798)	(124)	(922)	62,818
Share of other comprehensive income / translation differences (1)	(57,048)	(9,165)	3,846	(62,367)	176	—	176	(62,191)
Collected dividends	(6,891)	—	—	(6,891)	—	—	—	(6,891)
Uncollected dividends	—	—	(418)	(418)	—	—	—	(418)
Transfers (*)	(1,089,856)	—	—	(1,089,856)	—	—	—	(1,089,856)
Balance at 31 December (*)	361,394	46,263	11,265	418,922	—	2,841	2,841	421,763

(*) Restated figures (Note 2.d.)

(1)Due to an imprecision sign of the subheading “Equity accounted investees / Translation differences” of the Consolidated Statement of Comprehensive Income for the years 2023 and 2022, in the current financial year the sign of this caption has been modified, with the counterpart item being the subheading “Translation differences”, of the consolidated Statement of Comprehensive Income. As a result of this imprecision, this subheading has been modified for the amount of Euros 124 million and Euros 61 million as of December 31, 2023 and 2022, respectively, against the subheading “Participation in other comprehensive income of the investments accounted for by the equity method - Translation differences”. This imprecision has not had any impact on the total heading “Translation differences” considered globally in the Consolidated Balance Sheet.

Movement in the investments in equity-accounted investees for the year ended 31 December 2022 s as follows:

	Thousands of Euros
	2022
	Equity accounted investees with similar activity to that of the Group					Rest of equity accounted investees

	Access	Shanghai RAAS	Grifols Egypt			Albajuna
	Biologicals	Blood Products	Plasma	BioDarou		Therapeutics,	Mecwins,
	LLC	Co., Ltd.	Derivatives	P.J.S. Co.	Total	S.L	S.A.	Total	Total
Balance at 1 January (*)	53,264	1,452,378	31,847	—	1,537,489	1,910	3,159	5,069	1,542,558
Acquisitions	—	—	—	4,534	4,534	—	—	—	4,534
Transfers	(129,459)	—	—	—	(129,459)	—	—	—	(129,459)
Share of profit / (losses)	76,895	26,680	865	(962)	103,478	(1,288)	(194)	(1,482)	101,996
Share of other comprehensive income / translation differences	3,028	(18,859)	(16,419)	1,479	(30,771)	—	—	—	(30,771)
Collected dividends	(3,728)	(6,989)	—	—	(10,717)	—	—	—	(10,717)
Others	—	—	19,818	—	19,818	—	—	—	19,818
Balance at 31 December (*)	—	1,453,210	36,111	5,051	1,494,372	622	2,965	3,587	1,497,959

(*) Restated figures (Note 2.d.)

(1)Due to an imprecision in the sign of the subheading “Equity accounted investees / Translation differences” of the Consolidated Statement of Comprehensive Income for the years 2023 and 2022, in the current financial year the sign of this caption has been modified, with the counterpart item being the subheading “Translation differences”, of the consolidated Statement of Comprehensive Income. As a result of this imprecision, this subheading has been modified for the amount of Euros 124 million and Euros 61 million as of December 31, 2023 and 2022, respectively, against the subheading “Participation in other comprehensive income of the investments accounted for by the equity method - Translation differences”. This imprecision has not had any impact on the total heading “Translation differences” considered globally in the Consolidated Balance Sheet.

The main movements of the equity-accounted investees with similar activity to that of the Group are explained below:

Grifols Egypt for Plasma Derivatives (S.A.E.)

On 29 July 2021, a cooperation agreement was signed with the National Service Projects Organization (NSPO) to help build a platform to bring self-sufficiency in plasma-derived medicines to Egypt. The Company made a first contribution of US Dollars 36,750 thousand (equivalent to Euros 30,454 thousand at the date of integration), and in exchange received Grifols Egypt for Plasma Derivatives (S.A.E.) shares representing 49% of its share capital, which will amount to US Dollars 300 million. The Company has undertaken to make the contributions for the outstanding amount corresponding to its interest as the capital requirements are approved. As a result, the Group made a further capital contribution of US Dollars 44,100 thousand during 2024 (US Dollars 22,050 and 22,050 thousand in 2023 and 2022, respectively), equivalent to 49% of the total capital capital increase made of US Dollars 90 million (US Dollars 45 and 45 million in 2023 and 2022, respectively). Thus, the total contributions made by the Group amount to US Dollars 124,950 thousand, equivalent to 49% of its share capital, which total amount is US Dollar 255 millions. Additionally, the Group has committed to make a capital contribution of US Dollars 22,050 thousand during the second quarter of 2025.

Shanghai RAAS Blood Products Co. Ltd.

On December 29, 2023, Grifols reached an agreement with Haier for the sale of a 20% shareholding subject to regulatory approvals and other conditions agreed in the Share Purchase Agreement. As a result of the Share Purchase Agreement, at December 31, 2023 the amount equivalent to 20% of the shareholding in SRAAS was reclassified to Non-current assets held for sale for Euros 1,089,856 thousand (note 12).

According to the fair value implicit in the transaction with Haier, there was no impairment indication in SRAAS investment as of 31 December 2023. At 31 December 2023 Shanghai RAAS Blood Products Co. Ltd. stock market capitalization totaled RMB 53,164 million (RMB 42,737 million at 31 December 2022).

Agreed price in transaction
	with Haier	31/12/2023	Date of acquisition
SRAAS shares price	CNY 9.405	CNY 8.00	CNY 7.91

On June 18, 2024 the sale transaction was closed and Grifols loses its significant influence over its interest in SRAAS at the closing of the transaction. The remaining 6.58% interest in the shares of SRAAS is considered a financial asset measured at fair value through “Other comprehensive income” at the transaction date and has been reclassified to financial asset (note 11 and 12).

Access Biologicals LLC

On 12 January 2017, the Group announced the acquisition of 49% of the voting rights in Access Biologicals LLC, a company based in San Diego, California, USA, for the amount of US Dollars 51 million. Grifols entered into an option agreement to purchase the remaining 51% voting rights in five years, in 2022. Grifols also signed a supply agreement to sell biological products not meant for therapeutic use to Access Biologicals LLC.

The principal business activity of Access Biologicals LLC is the collection and manufacturing of an extensive portfolio of biological products. Combined with closed-loop material sourcing, it provides critical support for various markets such as in-vitro diagnostic manufacturing, biopharmaceutical, cell culture and diagnostic research and development.

On 15 June 2022, Grifols, through its wholly-owned subsidiary Chiquito Acquisition Corp., reached an agreement to acquire all the shares of Access Biologicals LLC, exercising the call option for the remaining 51%, for a total of US Dollars 142 million. With the acquisition of 100% of the voting rights, Grifols obtained control over Access Biologicals LLC and, therefore, it was considered a Group company and is consolidated under the full consolidation method (note 3). In 2023, all wholly-owned subsidiaries Access Biologicals, LLC, Chiquito Acquisition Corp. and Grifols Bio Supplies, Inc. entered into a merger agreement, with the surviving company being Grifols Bio Supplies, Inc. (note 2).

BioDarou P.J.S. Co.

On 25 April 2022, and after obtaining all regulatory approvals, Grifols closed the acquisition of 70.18% of the share capital of Biotest AG for Euros 1,460,853 thousand (note 3). Biotest AG is the parent company of a consolidated group of companies, which includes a joint venture investment corresponding to a 49% interest held by Biotest Pharma GmbH in BioDarou P.J.S. Co, whose registered office is in Tehran, Iran, and which is accounted for using the equity method.

The investee’s goal is to collect plasma, process it into immunoglobulins, factors and human albumin through Biotest AG and then sell the finished products in Iran.

Albajuna Therapeutics, S.L.

In 2016, Grifols made a capital investment of Euros 3.75 million in exchange for 30% of the shares of Albajuna Therapeutics, S.L. Since 2018, as a result of a planned investment in accordance with the Shareholders’ Agreement of January 2016, Grifols held a 49% stake in the company’s capital. Albajuna Therapeutics, S.L. is a Spanish research company founded in 2016 which main activity is the development and manufacture of therapeutic antibodies against HIV.

On 9 October, 2023, Grifols, through its 100% owned subsidiary Grifols Innovation and New Technologies Limited, reached an agreement to acquire all the shares of Albajuna Therapeutics, S.L. for the remaining 51% for a total amount of Euro 1. With the acquisition of 100% of the shares, Grifols obtained control over Albajuna Therapeutics, S.L. and, therefore, it has become a group company and is consolidated (note 3).

Medcom Advance, S.A.

In February 2019, the Group completed the acquisition of 45% of the shares in Medcom Advance, S.A. for an amount of Euros 8,602 thousand. Medcom Advance, S.A. is a company dedicated to research and development with a view to create proprietary patents using nanotechnology. The company was equity-accounted. At 31 December 2023 and 2024, this investment is fully impaired.

Mecwins, S.A.

On 22 October 2018 Grifols allocated Euros 2 million to the capital increase of Mecwins through Progenika Biopharma, reaching 24.99% of the total capital.

Mecwins is a spin-off of the Institute of Micro and Nanotechnology of the Center for Scientific Research (CSIC), specialized in the development of innovative nanotechnological analysis tools for the diagnosis and prognosis of diseases.

Mecwins has developed ultrasensitive optical reading immunoassay technology from nanosensors for the detection of protein biomarkers in blood. This technology has potential applications in fields such as oncology, cardiovascular and infectious diseases.

The injection of capital, in which CRB Inverbio also participated with an additional Euros 2 million, will enable Mecwins to start developing pre-commercial prototypes of this technology and for Grifols to position itself in the field of nanotechnology applied to diagnosis.

In 2021, Mecwins, S.A. acquired own shares from Progenika Biopharma, S.A. to generate treasury stock. This acquisition caused the percentage of ownership in Mecwins, S.A. to decrease to 24.59%.

As of December 31, 2023, Grifols maintained the investment accounted for using the equity method. As of December 31, 2024, since the Group ceased to exercise significant influence because it no longer had representation on the Board of Directors and could not intervene in financial policy decisions or its operation, the investment has been reclassified as a financial asset with changes in “Other Comprehensive Income” (note 11).

The most recent financial statements available of the main equity-accounted investments of Grifols are as follows:

Balance sheet:

	Thousands of Euros
	31/12/2024	31/12/2023
		Shanghai RAAS
	Grifols Egypt	Blood Products Co.	Grifols Egypt
	Plasma Derivatives	Ltd.	Plasma Derivatives
Non-current assets	71,167	2,990,702	74,169
Current assets	64,680	561,804	28,131
Cash and cash equivalents	47,993	512,309	36,947
Non-current liabilities	(1,296)	(2,182)	(1,996)
Non-current financial liabilities	(8,048)	(211)	(11,044)
Current liabilities	(45,796)	(263,827)	(31,793)
Net assets	128,700	3,798,595	94,414

P&L:

	Thousands of Euros
	2024	2023		2022
	Grifols Egypt	Shanghai RAAS	Grifols Egypt	Shanghai RAAS	Grifols Egypt
	Plasma	Blood Products	Plasma	Blood Products	Plasma
	Derivatives	Co. Ltd.	Derivatives	Co. Ltd.	Derivatives
Net revenue	13,941	778,328	196	700,831	—
Net profit	(2,318)	234,416	(4,423)	227,000	3,397

Joint arrangement:

Biotek America, LLC

Grifols entered into a collaboration agreement with ImmunoTek GH, LLC (ImmunoTek) for the opening and management of 28 plasma donor centers. The transaction was executed through the creation of Biotek America LLC (“ITK JV”), which created a series of shares for each center (silos). Grifols holds 75% of each series of shares, and ImmunoTek holds the remaining 25%. Approximately three years after the opening of each center, according to the agreement, Grifols acquires the donor center. As of December 31, 2024, Grifols has acquired 14 plasma centers (see note 3.a.).

The collaboration agreement between the Group and Immunotek has involved, as of December 31, 2024 and 2023:

●	The construction, licensing, and commissioning by ImmunoTek of a total of 28 plasma centers in the United States.
●	The sale to Grifols of each center approximately 3 years after its opening, for an approximate amount of US Dollars 550,000 thousand (Euros 500,000 thousand) for the 28 centers. The number of centers acquired were 7 centers in April 2024 and 7 centers in July 2024, and the remaining centers will be acquired: 8 centers in January 2025 and 6 centers in February 2025 (note 34).
●	Grifols made advances of up to US Dollars 5,000 thousand for each center to ImmunoTek (US Dollars 140,000 thousand) for the 28 centers (Euros 126,697 thousand), which will be deducted from the purchase price of the last 14 centers.
●	All of the plasma collected by ITK JV through the 28 centers is sold exclusively to Grifols in exchange for an agreed price. Plasma purchases made from ITK JV in 2024 and 2023 amounted to Euros 235,533 thousand and Euros 233,706 thousand, respectively.
●	ImmunoTek exclusively manages the centers in exchange for a management fee, which amounted to Euros 7,534 thousand until June 2023. Subsequently, as a result of a contractual modification, the management fees became fixed amounts of Euros 27,968 thousand as of December 31, 2024 (Euros 14,769 thousand as of December 31, 2023).
●	As a manager can carry out all the acts it deem necessary under its sole and exclusive responsibility, but always within the activities agreed by the parties. It can only be terminated with the unanimous consent of the parties. However, the manager does not act with a delegated power, insofar as it has exposure for management fees and the achievement of objectives to maximise the selling price of each of the series.
●	In the event of liquidation of ITK JV, once the creditors of ITK JV or each of the series have been paid, the advances contributed by the unitholders must then be returned, in this case, the advances contributed by the Grifols Group and the remainder, if any, will be distributed to each of the shareholders in proportion to their participation in the share capital (ImmunoTek 25%; Grifols 75%).
●	None of the series should be responsible for expenses incurred or attributed to the other series. All profit, loss, income and expense items will be allocated to ImmunoTek, including any tax benefits derived therefrom. However, all assets and liabilities correspond to each of the series. Therefore, each of the series has a separate legal personality, with assets and liabilities isolated from the rest, i.e. each series is a SILO.
●	Grifols, through Grifols Shared Services North America, Inc. acts as guarantor of five plasma center lease agreements up to US Dollars 50 million that ImmunoTek has not involved in the collaboration under Biotek America, LLC. In addition, Grifols S.A. acts as guarantor of the commitments acquired for the purchase of the 28 plasma centers.

The amounts payable net of deposits and on the basis of a minimum production and existence of the centers at the time of purchase, would be the following amounts according to the estimated payment schedule:

	Thousand
	US Dollar	Euros
2025	78,888	75,131
2026	62,428	59,455
Total	141,316	134,586

At December 2023, the commitments for the acquisition of the plasma centers amounts 378,920 thousand euros (248,785 thousand of euros in 2024, 73,853 thousand of euros in 2025 and 56,282 in 2026).

Regardless of whether Grifols holds a 75% stake and whether the management has been transferred to ImmunoTek, there is joint control until Grifols acquires the centers and will be accounted for as a joint operation based on the contractual conditions: (i) joint decision-making power on the relevant activities; (ii) Grifols’ exposure to the 75% stake, the advances paid, the guarantees granted and the contracts for the purchase of plasma supply; (iii) significant exposure of the other shareholder to the results of the silos generated and their fees, given that it does not act with delegated power and, (iv) relation between the two.

Therefore, to the extent that there is joint control and each series is representative of a SILO and has been designed and created to sell all the plasma collected to Grifols and advances the necessary funds for the development of the series and guarantees the obligations, they should be considered joint agreements. However, there is a disproportion between Grifols’ percentage stake in the series, which amounts to 75%, and the economic exposure to assets and liabilities of 100%, while the income and expenses and tax benefits derived therefrom from the period prior to the acquisition must be attributed to ImmunoTek. As a result, the losses generated by the series during the period prior to the acquisition belong to the other shareholder under the tax transparency regime.

As described in Note 2d), the series has been integrated in accordance with IFRS 11 Joint Arrangements, with the comparative figures for 2023 and 2022 restated accordingly.

Below is a breakdown of the aggregate balances of the 14 centers as of 31 December 2024 and 28 centers as of 31 December 2023, excluding balances with Grifols:

	Thousands of
	US Dollars		Euros
	31/12/2024	31/12/2023*	31/12/2024	31/12/2023*
Non-current assets	54,309	120,133	52,275	108,718
Current assets	26,623	46,877	25,626	42,423
Total assets	80,932	167,010	77,901	151,141

Non-current liabilities	55,674	119,449	53,589	108,099
Current liabilities	46,759	71,706	45,008	64,892
Total liabilities	102,433	191,155	98,597	172,991

Grifols' balances	5,965	12,556	5,742	11,363
Total Equity	(21,501)	(36,701)	(20,696)	(33,213)

	Thousands of
	US Dollars		Euros
	2024	2023	2024	2023
Net revenue	206,125	271,693	189,957	251,805
Net profit	6,248	(18,453)	5,743	(16,997)

(*) Restated figures (Note 2.d.)